Investments in Affiliated Companies (Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Equity Method Investments [Line Items]
Short-term borrowings	¥ 496,093	¥ 464,655
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Accounts receivable, trade	15,516	10,873
Accounts payable, trade	2,568	2,525
Short-term borrowings	22,849	20,650
Capital lease obligations	13,294	10,105
Sales	45,415	31,238	¥ 33,569
Purchases	3,180	1,966	2,259
Lease payments	¥ 7,749	¥ 16,492	¥ 32,291